Share capital and additional paidin capital (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning Balance, Amount	¥ 479,899,000	¥ 479,375,000	¥ 479,375,000
Shares Issued During The Year, Amount	57,979,000	524,000	0
Ending Balance, Amount	537,878,000	479,899,000	479,375,000
Total Equity [member]
Statement [Line Items]
Beginning Balance, Amount	384,024,000	383,500,000	383,500,000
Shares Issued During The Year, Amount	57,979,000	524,000	0
Ending Balance, Amount	442,003,000	384,024,000	383,500,000
Noncontrolling Interest
Statement [Line Items]
Beginning Balance, Amount	95,875,000	95,875,000	95,875,000
Shares Issued During The Year, Amount	0	0	0
Ending Balance, Amount	95,875,000	95,875,000	95,875,000
Additional paid-in capital
Statement [Line Items]
Beginning Balance, Amount	383,684,000	383,174,000	383,174,000
Shares Issued During The Year, Amount	54,509,000	510,000	0
Ending Balance, Amount	438,193,000	383,684,000	383,174,000
Ordinary Stock Shares [Member]
Statement [Line Items]
Beginning Balance, Amount	340,000	326,000	326,000
Shares Issued During The Year, Amount	3,470,000	14,000	0
Ending Balance, Amount	¥ 3,810,000	¥ 340,000	¥ 326,000
Number of shares [Member]
Statement [Line Items]
Beginning Balance, Shares	1,042,458	1,002,201	1,002,201
Shares Issued During The Year, Shares	9,702,236	40,257
Ending Balance, Shares	10,744,694	1,042,458	1,002,201